Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Basic earnings per common share
Net income attributable to common shareholders		$ 1,332	$ 1,243	$ 1,839	$ 4,837	$ 6,071
Weighted average number of common shares outstanding		1,211	1,212	1,221	1,212	1,224
Basic earnings per common share	[1]	$ 1.10	$ 1.03	$ 1.51	$ 3.99	$ 4.96
Diluted earnings per common share
Net income attributable to common shareholders		$ 1,332	$ 1,243	$ 1,839	$ 4,837	$ 6,071
Dilutive impact of share-based payment options and others	[2]	(43)	(22)	40	(13)	121
Net income attributable to common shareholders (diluted)		$ 1,289	$ 1,221	$ 1,879	$ 4,824	$ 6,192
Weighted average number of common shares outstanding		1,211	1,212	1,221	1,212	1,224
Dilutive impact of share-based payment options and others	[2]	34	10	30	32	29
Weighted average number of diluted common shares outstanding		1,245	1,222	1,251	1,244	1,253
Diluted earnings per common share	[1]	$ 1.04	$ 1.00	$ 1.50	$ 3.88	$ 4.94

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain tandem stock appreciation rights or options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.